Portfolio of investments—April 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.07%
Communication services: 10.11%
Entertainment: 2.01%
Netflix, Inc.†	171,256	$16,031,274
Interactive media & services: 6.38%
Alphabet, Inc. Class C	132,729	50,694,515
Media: 1.72%
Fox Corp. Class A	215,074	13,655,048
Consumer discretionary: 6.85%
Broadline retail: 2.62%
Amazon.com, Inc.†	78,429	20,788,391
Household durables: 1.23%
PulteGroup, Inc.	79,799	9,764,205
Specialty retail: 1.42%
Ulta Beauty, Inc.†	21,027	11,301,592
Textiles, apparel & luxury goods: 1.58%
Deckers Outdoor Corp.†	122,964	12,566,921
Consumer staples: 4.60%
Beverages: 1.59%
Monster Beverage Corp.†	164,366	12,667,688
Consumer staples distribution & retail: 3.01%
Costco Wholesale Corp.	12,816	13,002,216
Dollar General Corp.	94,128	10,907,553
		23,909,769
Energy: 5.15%
Oil, gas & consumable fuels: 5.15%
Cheniere Energy, Inc.	42,276	11,623,786
EOG Resources, Inc.	72,198	10,148,873
Valero Energy Corp.	75,754	19,133,946
		40,906,605
Financials: 14.16%
Banks: 6.40%
Citigroup, Inc.	114,015	14,591,640
Citizens Financial Group, Inc.	160,854	10,463,553
First Citizens BancShares, Inc. Class A	4,876	9,673,106
JPMorgan Chase & Co.	51,571	16,153,584
		50,881,883
Capital markets: 5.87%
Goldman Sachs Group, Inc.	16,034	14,811,728
See accompanying notes to portfolio of investments
Allspring Large Cap Core Fund | 1

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
Capital markets(continued)
Interactive Brokers Group, Inc. Class A	194,183	$15,437,549
Virtu Financial, Inc. Class A	330,568	16,416,007
		46,665,284
Insurance: 1.89%
Allstate Corp.	69,009	14,992,895
Health care: 11.40%
Biotechnology: 4.75%
Exelixis, Inc.†	303,241	13,482,095
Regeneron Pharmaceuticals, Inc.	10,282	7,269,991
United Therapeutics Corp.†	29,732	16,987,378
		37,739,464
Health care equipment & supplies: 1.75%
Edwards Lifesciences Corp.†	166,795	13,927,383
Health care providers & services: 2.78%
Cencora, Inc.	43,408	13,370,098
Tenet Healthcare Corp.†	49,308	8,733,433
		22,103,531
Pharmaceuticals: 2.12%
Bristol-Myers Squibb Co.	277,663	16,823,601
Industrials: 7.43%
Building products: 0.98%
Owens Corning	63,480	7,829,623
Construction & engineering: 2.05%
EMCOR Group, Inc.	18,250	16,272,978
Passenger airlines: 1.48%
United Airlines Holdings, Inc.†	130,397	11,735,730
Professional services: 2.92%
Leidos Holdings, Inc.	59,846	8,930,220
SS&C Technologies Holdings, Inc.	205,717	14,256,188
		23,186,408
Information technology: 33.29%
Communications equipment: 2.54%
Arista Networks, Inc.†	116,947	20,197,916
Electronic equipment, instruments & components: 4.35%
Amphenol Corp. Class A	109,129	16,071,428
TD SYNNEX Corp.	81,154	18,517,720
		34,589,148
IT services: 4.24%
MongoDB, Inc. Class A†	46,853	11,752,138
See accompanying notes to portfolio of investments
2 | Allspring Large Cap Core Fund

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
IT services(continued)
Okta, Inc.†	102,442	$7,544,853
Twilio, Inc. Class A†	97,112	14,378,403
		33,675,394
Semiconductors & semiconductor equipment: 12.48%
Broadcom, Inc.	97,205	40,576,283
KLA Corp.	11,678	20,440,587
Lam Research Corp.	71,115	18,337,714
Onto Innovation, Inc.†	67,096	19,797,346
		99,151,930
Software: 5.40%
Atlassian Corp. Class A†	65,255	4,475,840
Microsoft Corp.	76,086	31,026,349
Nutanix, Inc. Class A†	181,600	7,425,624
		42,927,813
Technology hardware, storage & peripherals: 4.28%
Apple, Inc.	125,419	34,032,446
Materials: 1.54%
Chemicals: 1.54%
CF Industries Holdings, Inc.	98,781	12,268,600
Real estate: 2.54%
Health care REITs: 1.84%
Omega Healthcare Investors, Inc.	311,758	14,643,273
Specialized REITs: 0.70%
Weyerhaeuser Co.	227,800	5,585,656
Total common stocks (Cost $469,271,875)		771,516,964

		Yield
Short-term investments: 2.71%
Investment companies: 2.71%
Allspring Government Money Market Fund Select Class♠∞		3.60%	21,518,857	21,518,857
Total short-term investments (Cost $21,518,857)				21,518,857
Total investments in securities (Cost $490,790,732)	99.78%			793,035,821
Other assets and liabilities, net	0.22			1,774,127
Total net assets	100.00%			$794,809,948

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Large Cap Core Fund | 3

Portfolio of investments—April 30, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,074,599	$64,823,178	$(46,378,920)	$0	$0	$21,518,857	21,518,857	$361,666
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	53	6-18-2026	$18,102,157	$19,195,938	$1,093,781	$0
See accompanying notes to portfolio of investments
4 | Allspring Large Cap Core Fund

Notes to portfolio of investments—April 30, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Large Cap Core Fund | 5

Notes to portfolio of investments—April 30, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$80,380,837	$0	$0	$80,380,837
Consumer discretionary	54,421,109	0	0	54,421,109
Consumer staples	36,577,457	0	0	36,577,457
Energy	40,906,605	0	0	40,906,605
Financials	112,540,062	0	0	112,540,062
Health care	90,593,979	0	0	90,593,979
Industrials	59,024,739	0	0	59,024,739
Information technology	264,574,647	0	0	264,574,647
Materials	12,268,600	0	0	12,268,600
Real estate	20,228,929	0	0	20,228,929
Short-term investments
Investment companies	21,518,857	0	0	21,518,857
	793,035,821	0	0	793,035,821
Futures contracts	1,093,781	0	0	1,093,781
Total assets	$794,129,602	$0	$0	$794,129,602
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of April 30, 2026, $1,366,117 was segregated as cash collateral for these open futures contracts.
At April 30, 2026, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Large Cap Core Fund